SCHEDULE OF COMMON SHARES ISSUED (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Opening balance, shares	37,841,950	36,494,228	29,461,811
Opening balance, value	$ 151,206,539	$ 147,729,846	$ 114,586,260
Funds from the exercise of stock options, shares	268,356	143,437	1,001,519
Funds from the exercise of stock options, value	$ 668,259	$ 418,845	$ 3,124,392
Fair value of stock options exercised, shares
[custom:FairValueOfStockOptionsExercised]	$ 587,035	$ 374,129	$ 2,699,042
Issued on the conversion of convertible debentures, shares			1,119,750
Issued on the conversion of convertible debentures, value			$ 3,571,342
Fair value of warrants issued on conversion of convertible debentures, shares
Fair value of warrants issued on conversion of convertible debentures, value			$ (1,229,305)
Funds from the exercise of warrants, shares	2,364,066	72,500	3,144,750
Funds from the exercise of warrants, value	$ 7,767,067	$ 284,437	$ 12,994,358
Fair value of exercised warrants, shares
Fair value of exercised warrants, value	$ 4,418,783	$ 79,547	$ 5,351,586
Funds from Common shares issued on privale placement, shares	1,786,000	1,126,635	1,764,720
Funds from Common shares issued on privale placement, value	$ 1,607,400	$ 3,184,332	$ 11,815,595
Fair value of warrants issued on private placement, shares
Fair value of warrants issued on private placement, value	$ (954,537)	$ (656,734)	$ (3,766,007)
Share issue costs, shares
Share issue costs, value	$ (578,317)	$ (247,892)	$ (1,143,034)
Fair value of broker warrants issued as share issue costs, shares
Fair value of broker warrants issued as share issue costs, value			$ (288,197)
Shares issued to settle accounts payable, shares		5,422	1,678
Shares issued to settle accounts payable, value		$ 40,029	$ 13,814
Adjustment of share for consolidation, shares		(272)
Adjustment of share for consolidation, value	$ 983,194
Adjustment of share for consolidation, shares	227,673
Ending balance, shares	42,488,045	37,841,950	36,494,228
Ending balance, value	$ 165,705,423	$ 151,206,539	$ 147,729,846